Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
NOTE	18 – SUBSEQUENT EVENTS
Subsequent to September 30, 2021, the Board declared a cash dividend of
$0.10
per share on the outstanding shares of Class A common stock. The dividend is payable on January 6, 2022 to stockholders of record at the close of business on December 10, 2021.
Subsequent to September 30, 2021, the Company entered into an amendment to a property lease with one of the related party entities to lease additional space in this building as part of an expansion of the Company’s corporate campus. This amendment requires the Company to make lease payments of approximately $
25.2
million (undiscounted) through the remaining initial term of the lease (through 2034), including a
$3.7
million reimbursement to the landlord for termination fees and moving costs paid to a former tenant to induce this tenant to vacate the space early.

UNITED WHOLESALE MORTGAGE, LLC
Subsequent Events
NOTE 16– SUBSEQUENT EVENTS
UWM Business Combination
As described in Note 1, the Company completed the business combination transaction with Gores Holdings IV, Inc. on January 21, 2021, following approval by the stockholders of Gores Holdings IV, Inc. Following this transaction, the Company became an indirect consolidated subsidiary of Gores Holdings IV, Inc., which was renamed UWM Holdings Corporation, shares of which listed for trading on the New York Stock Exchange under the symbol “UWMC” on January 22, 2021.
Subsequent to December 31, 2020, the Company entered into the following additional related party transactions:

•
A lease for an additional building that is part of the Company’s corporate campus, which is owned by entities controlled by the Company’s CEO. The lease agreement includes undiscounted future lease payments of approximately $38.3 million through 2035.

•
The modification of the lease agreement for an aircraft owned by an entity controlled by the Company’s CEO as well as a lease for an additional aircraft owned by an entity controlled by the Company’s CEO, to facilitate travel of Company executives for business purposes. The Company will pay an agreed-upon hourly rate for its usage of these aircraft, with no fixed minimum commitments.

•
Employee lease agreements, pursuant to which the Company’s team members provide certain administrative services to entities controlled by the Company’s founder and its CEO. Under these agreements, these entities will pay the Company approximately $25 thousand per month for the administrative services provided to these entities by the Company’s team members.

The Company has evaluated subsequent events through March 22, 2021, which is the date the financial statements were issued.